RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH GROUP

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023:

Name of related parties	Relationship with the Group

Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Hangzhou Tianshi Technology Co., Ltd. (“Tianshi”)*	An associate of the Group (incorporated in 2017)
Guangdong Weixin Technology Co., Ltd. (“Weixin”)	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd. (“Bixin”)	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)	An associate of the Group (incorporated in 2019)
Zhejiang Jimi E-commerce Co., Ltd. (“Jimi”)	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co., Ltd. (“Xingsheng”)*	An associate of the Group (incorporated in 2020)
Hangzhou Yuncheng Brand Management Co., Ltd. (“Yuncheng”)*	An associate of the Group (incorporated in 2020)
Hangzhou Huaji Brand Marketing Management Co., Ltd. (“Huaji”)*	An associate of the Group (incorporated in 2020)

*	The investments in these associates were disposed by the Group in 2022 and 2023.

SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS

The Group entered into agreements with aforementioned equity method classified investees as related party transactions, including purchase of merchandise from them and marketplace services provided to them. Details of related party balances and transactions as of December 31, 2021, 2022 and 2023 are as follows:

Advance to related parties and amounts due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
Jimi	67	1,134
Others	135	227
Total	202	1,361

Amounts due to related parties

	As of December 31,
	2022	2023
	RMB	RMB

Bixin	376	1,132
Jibi	618	809
Small Ye Group	691	691
Yunnong	728	351
Jimi	125	125
Weixin	5,382	89
Xingsheng	1,209	-
Tianshi	884	-
Others	595	338
	10,608	3,535

SCHEDULE OF RELATED PARTY TRANSACTIONS

The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

Transactions with related parties

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Purchase of merchandise

Jimi	17,519	7,572	16,353
Tianshi	11,256	2,722	2,793
Bixin	7,637	3,328	1,852
Yunnong	4,301	-	1,286
Weixin	14,508	32	-
Yuncheng	13,147	-	-
Xingsheng	11,768	7,384	-
Huaji	4,265	-	-
Others	7,714	472	312
	92,115	21,510	22,596

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

26. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Transactions with related parties (continued)

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Marketplace service provided to related parties

Jimi	5,637	1,699	1,501
Bixin	2,322	1,234	1,075
Yuncheng	3,309	-	-
Others	815	172	80
	12,083	3,105	2,656

Other goods and services provided to related parties

Bixin		3	172
Jimi	313	131	56
Tianshi	-	114	45
Xingsheng	-	554	-
Yuncheng	208	-	-
Others	18	21	41
	539	823	314